Deferred Underwriting Compensation - Additional Information (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Deferred Underwriting Compensation [Abstract]
Deferred underwriting discount payable	$ 12,075,000	$ 12,075,000
Percentage of deferred underwriting discount	3.50%	3.50%
Deferred underwriting discount if business combination not completed	$ 0	$ 0